Schedule II Valuation and Qualifying Accounts (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	$ 7	$ 10	$ 10
Valuation Allowances and Reserves, Charged to Cost and Expense	7	7	7
Valuation Allowances and Reserves, Deductions	(8)	(10)	(7)
Valuation Allowances and Reserves, Balance	6	7	10
Reserves not deducted from assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	11	9	9
Valuation Allowances and Reserves, Charged to Cost and Expense	7	12	6
Valuation Allowances and Reserves, Deductions	(5)	(10)	(6)
Valuation Allowances and Reserves, Balance	$ 13	$ 11	$ 9